FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Carrying amount
Cash and balances at central banks		$ 149,549	$ 139,258	$ 107,068
Loans and advances to banks		15,633	16,972	12,447
Receivables from securities financing transactions		85,271	89,648	84,245
Cash collateral receivables on derivative instruments		30,846	39,545	23,289
Loans and advances to customers		344,652	337,551	326,786
Other financial assets measured at amortized cost		27,253	23,765	22,980
Fair Value
Financial assets measured at fair value	[1]	377,839	418,449	362,448
Not measured at fair value
Carrying amount
Cash and balances at central banks		149,500	139,300	107,100
Loans and advances to banks		15,600	17,000	12,400
Receivables from securities financing transactions		85,300	89,600	84,200
Cash collateral receivables on derivative instruments		30,800	39,500	23,300
Loans and advances to customers		344,700	337,600	326,800
Other financial assets measured at amortized cost		27,300	23,800	23,000
Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets measured at fair value		149,500	139,300	107,100
Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets measured at fair value		15,600	17,000	12,400
Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets measured at fair value		85,300	89,700	84,200
Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets measured at fair value		30,800	39,500	23,300
Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets measured at fair value		344,700	339,400	329,100
Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets measured at fair value		$ 27,800	$ 24,500	$ 23,200

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented